MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

10.          MINERAL PROPERTIES, PLANT AND EQUIPMENT

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Cost	properties	equipment(i)	assets	assets(ii)	Total

December 31, 2019	$100,073	$42,364	$1,883	$79,893	$224,213
Additions	17,488	6,341	8,272	737	32,838
Disposals	—	(235)	—	—	(235)
Disposal of AEG	—	(2,639)	(276)	—	(2,915)
Amendment to Wheaton Silver Purchase Agreement	—	—	—	(14,835)	(14,835)
Change of estimate in decommission provision	159	147	—	—	306
Transfers from exploration and evaluation assets to mineral properties(ii)	51,127	—	—	(51,127)	—
December 31, 2020	$168,847	$45,978	$9,879	$14,668	$239,372

				Exploration
				and
Accumulated	Mineral	Plant and	Right of use	evaluation
Depreciation	properties	equipment(i)	assets	assets	Total

December 31, 2019	$90,459	$27,666	$533	$—	$118,658
Depreciation and depletion	397	1,786	884	—	3,067
Disposals	—	(117)	—	—	(117)
Disposal of AEG	—	(1,374)	(50)	—	(1,424)
December 31, 2020	$90,856	$27,961	$1,367	$—	$120,184

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Net Book Value	properties	equipment(i)	assets	assets	Total

December 31, 2019	$9,614	$14,698	$1,350	$79,893	$105,555

December 31, 2020	$77,991	$18,017	$8,512	$14,668	$119,188
(i)	The total cost of plant and equipment as at December 31, 2020 includes construction in progress of approximately $3,543,000.
(ii)

On August 5, 2020, the Bermingham and Flame & Moth properties were determined to be technically feasible and commercially viable, and thus transitioned from exploration and evaluation assets under IFRS 6 to mineral properties under IAS 16.

During the year ended December 31, 2020, the Corporation recorded total depreciation and depletion of mineral properties, plant and equipment of $3,067,000 (2019 – $1,972,000).

Depreciation of $1,708,000 (2019 – $1,647,000) has been recorded to the statements of loss and comprehensive loss, of which $74,000 (2019 – $79,000)  was recorded in environmental services cost of sales and $1,634,000 (2019 – $1,568,000)  was recorded to general expenses and mine site care and maintenance.

Depreciation of $923,000 (2019 – $325,000) was related to plant and equipment and right of use assets used in exploration and development activities and has been capitalized to mineral properties, plant and equipment. Depreciation of $39,000 (2019 - $nil) was allocated to ore in stockpile inventories.

Depletion of mineral properties of $397,000 (2019 - $nil) was allocated to ore in stockpile inventories.

(a)Keno Hill District Underlying Agreements

The Corporation’s mineral interest holdings in the Keno Hill District, located in Canada’s Yukon Territory, consist of a number of properties.

The majority of the Corporation’s mineral rights within the Keno Hill District were purchased from the interim receiver of UKHM in 2006 and are held by ERDC. As a condition of that purchase, a separate agreement was entered into between Alexco, ERDC, the Government of Canada and the Government of Yukon (the “Subsidiary Agreement”), under which the Government of Canada indemnified ERDC and Alexco from and against all liabilities arising directly or indirectly from the pre-existing environmental condition of the former UKHM mineral rights. The Subsidiary Agreement also provided that ERDC may bring any mine into production on the former UKHM mineral rights by designating a production unit from the mineral rights relevant to that purpose and then assuming responsibility for all costs of the production unit’s water related care and maintenance and water related components of closure reclamation.

Other Subsidiary Agreement terms unchanged by the amended and restated Subsidiary Agreement (“ARSA”) include that ERDC is required to pay into a separate reclamation trust a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units, from any future production from the former UKHM mineral rights, commencing once earnings from mining before interest, taxes and depreciation exceed actual exploration costs, to a maximum of $6.2 million, plus actual development and construction capital.  That commencement threshold was achieved during the year ended December 31, 2013, and as at December 31, 2020 a total of $40,000 in such royalties had been paid. Additionally, a portion of any future proceeds from sales of the acquired UKHM assets must also be paid into the separate reclamation trust. Also substantially unchanged by the ARSA are the indemnification of pre-existing conditions and the right to bring any mine into production on the former UKHM mineral rights. The rights of the Government of Canada under the Subsidiary Agreement and the ARSA are supported by a general security agreement over all of the assets of ERDC.

As part of the ARSA, in 2006 the Corporation contributed $10,000,000 to a Trust which can be drawn upon to reimburse the Corporation for work performed under the ARSA, subject to approvals according to the contractual terms.

The ARSA can be terminated at ERDC’s election should a closure reclamation plan be prepared but not accepted and approved, and at the Government’s election should ERDC be declared in default under the ARSA. As at December 31, 2020, ERDC is in good standing under the terms and conditions of ARSA.

Keno Hill Royalty Encumbrances

As noted above, under the Subsidiary Agreement and unchanged by the ARSA, the former UKHM mineral rights are subject to a 1.5% net smelter return royalty, to an aggregate maximum of $4 million for all production units. Certain of the Corporation’s non-UKHM mineral rights located within or proximal to the McQuesten property are subject to a net smelter return royalty ranging from 0.5% to 2%. Certain other of the non-UKHM mineral rights located within the McQuesten property are subject to a separate net smelter return royalty of 2% all of which are incorporated under the Option Agreement with Banyan. A limited number of the Corporation’s non-UKHM mineral rights located throughout the remainder of the Keno Hill District are subject to net smelter return royalties ranging from 1% to 1.5%.

Option Agreement for McQuesten Property

Effective May 24, 2017, and as amended on July 8, 2019, the Corporation entered into an option agreement with Banyan Gold Corp. ("Banyan") to buy up to 100% of Alexco's McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum $2,600,000 in exploration expenditures ($2,973,000 incurred to December 31, 2020), issue 1,600,000 shares (1,600,000 shares issued), pay in staged payments a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return ("NSR") royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver. As at December 31, 2020, Banyan has satisfied the first stage of the option agreement, earning 51% of the McQuesten property.

(b)Mining Operations at Keno Hill

On June 24, 2020 the Corporation announced that it received a draft amended and renewed water use licence for the Keno Hill District from the Yukon Water Board, that it entered into a non-binding term sheet to beneficially amend its silver purchase streaming agreement with Wheaton Precious Metals Corp., and also an equity financing to underwrite capital development costs to move Keno Hill to production.

On August 5, 2020, upon receipt of the final amended and renewed water use licence, amendment of the silver purchase streaming agreement, and closing of the necessary financing, the Bermingham and Flame & Moth properties were determined to be technically feasible and commercially viable, and thus transitioned from exploration and evaluation assets under IFRS 6 to mineral properties, plant and equipment under IAS 16.

At the time of the transition, an impairment assessment was completed as required by IFRS 6. As these assets do not generate cash flows that are independent from other assets, the recoverable amount is based on their cash-generating unit; an asset’s cash generating unit is the smallest group of assets that includes the asset and generates cash inflows largely independent of the cash inflows from other assets or groups of assets. Identification of an asset's cash-generating unit involves judgement. If recoverable amount cannot be determined for an individual asset, an entity identifies the lowest aggregation of assets that generate largely independent cash inflows. Management estimated and used judgement in the determination of key assumptions related to commodity prices, foreign currency exchange rates, mineral reserves and resources, production profile, operating costs, capital costs and discount rate. Key assumptions used in determining the recoverable amount were silver prices ranging from USD $17.33 to USD $18.76 per ounce and a discount rate of 8%.  In isolation, a 5% decrease in silver prices would result in a reduction of the recoverable amount of approximately $12,909,000 and an increase of 1% in the discount rate would result in a reduction of the recoverable amount of approximately $6,111,000.  Management determined that the Keno Hill CGU included the assets and liabilities related to the Bellekeno, Flame & Moth, Bermingham and Lucky Queen properties, which are in the current mine plan and will be processed through the Keno Hill District Mill.

Management’s assessed FVLCD exceeded the carrying amount of the Keno Hill CGU and as a result, no impairment loss was recognized in the consolidated statement of loss and comprehensive loss.

On November 24, 2020, the Corporation announced commissioning of the Keno Hill District Mill, resulting in production of silver, lead and zinc concentrate from mining operations at Keno Hill. The Keno Hill District Mill, Bermingham and Flame & Moth properties remain in development as at December 31, 2020. During the year ended December 31, 2020, there were no concentrate sales.